Organization and Description of Business	12 Months Ended
Mar. 31, 2019
Successor [Member]
Organization and Description of Business

Note 1 - Organization and Description of Business

JMax International Limited was incorporated under the law of the Cayman Islands with limited liability on September 8, 2016. JMax International Limited is a holding company of its wholly-owned subsidiary, Grand World Pro Limited (“Grand World”). Grand World was incorporated under the law of Hong Kong with limited liability on February 26, 2014. JMax International Limited and Grand World are hereinafter collectively referred to as the “Company”.

Grand World is a trading, logistics and distribution company, which procures products and sells and distributes such products to marketing and distribution companies with a market presence in approximately 30 different countries. Such products include premium healthcare related consumer products. Currently, all the Company’s revenues are derived from Grand World operations.

Predecessor and Successor Reporting

As a result of the Business Combination, JMax International Limited is the accounting acquirer and Grand World is the acquiree and accounting predecessor. The Company’s financial statements for the year ended March 31, 2017 presentation distinguishes the Company’s presentations into two distinct periods, the period from April 1, 2016 to January 10, 2017 (labeled “Predecessor”) and the period from January 11, 2017, the acquisition date, to March 31, 2017 and for the years ended March 31, 2018 and 2019 (labeled “Successor”). The acquisition was accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note 3-Business Combination for a discussion of the estimated fair values of assets and liabilities recorded in connection with JMax International Limited’s acquisition of Grand World.

As a result of the application of the acquisition method of accounting as of the effective time of the business combination, the accompanying consolidated financial statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable.